COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
LITIGATION AND CLAIMS
Operating lease right-of-use assets and lease liabilities
(in thousands)
Three Months Ended March 31,
2022
Operating lease right-of-use assets	$355
Operating lease liabilities	$377
(in thousands)
Operating
Leases
2022 (remaining)	$82
2023	112
2024	115
2025	118
2026	50
Total future lease payments	477
Less: discount	(100)
Total lease liabilities	$377

(in thousands)
Year Ended December 31,
2021
Operating lease right-of-use assets	$372
Operating lease liabilities	$392

Weighted-average remaining lease term and discount rate used in the calculation of operating lease right-of-use assets and lease liabilities
Three Months Ended March 31,
2022
Weighted average remaining lease term (years)	4.2
Weighted average discount rate	11.4%

Year Ended December 31,
2021
Weighted average remaining lease term (years)	4.4
Weighted average discount rate	11.4%

Future Minimum Rental Payments Under Non-cancellable Operating Leases
(in thousands)
Operating
Leases
2022	$108
2023	112
2024	115
2025	118
2026	50
Total future lease payments	503
Less: discount	(111)
Total lease liabilities	$392